UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       February 6, 2008

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $108487



List of Other Included Managers:

NONE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     5702    67620 SH       SOLE                    67620
AES Corp                       COM              00130H105      571    26700 SH       SOLE                    26700
AllianceBernstein Holding L.P. COM              01881G106      997    13250 SH       SOLE                    13250
Allstate Corp                  COM              020002101      243     4648 SH       SOLE                     4648
Berkshire Hathaway Inc CL B    COM              084670207     4059      857 SH       SOLE                      857
Bridgehampton National Bank    COM              108035106     4061   167133 SH       SOLE                   167133
Carmax Inc.                    COM              143130102     5400   273410 SH       SOLE                   273410
Currency Shares Euro Shares    COM              23130c108      359     2450 SH       SOLE                     2450
Emerson Elec Co                COM              291011104     5759   101640 SH       SOLE                   101640
Exxon Mobil Corp               COM              30231G102      225     2400 SH       SOLE                     2400
General Elec Co                COM              369604103     7440   200690 SH       SOLE                   200690
Goldman Sachs Group Inc        COM              38141G104     5160    23995 SH       SOLE                    23995
Illinois Tool Wks Inc.         COM              452308109     4561    85180 SH       SOLE                    85180
Intel Corp.                    COM              458140100      296    11100 SH       SOLE                    11100
Johnson & Johnson              COM              478160104      240     3600 SH       SOLE                     3600
L 3 Communications Hldg Corp   COM              502424104     5905    55740 SH       SOLE                    55740
Medtronic Inc.                 COM              585055106     5407   107565 SH       SOLE                   107565
Morgan Stanley, Dean Witter &  COM              617446448      461     8680 SH       SOLE                     8680
Nestle SA                      COM              641069406     3471    30225 SH       SOLE                    30225
Pepsico Inc.                   COM              713448108     5492    72355 SH       SOLE                    72355
Procter and Gamble Co          COM              742718109     1731    23575 SH       SOLE                    23575
Schlumberger                   COM              806857108     7290    74105 SH       SOLE                    74105
Sealed Air Corp New            COM              81211K100     4529   195720 SH       SOLE                   195720
Staples Inc.                   COM              855030102     6985   302776 SH       SOLE                   302776
Stryker Corp                   COM              863667101     1237    16550 SH       SOLE                    16550
Target Corp                    COM              87612E106     5800   116000 SH       SOLE                   116000
UnitedHealth Group Inc         COM              91324P102     2345    40300 SH       SOLE                    40300
Wal Mart Stores Inc.           COM              931142103     1090    22930 SH       SOLE                    22930
Walgreen Co.                   COM              931422109     4726   124120 SH       SOLE                   124120
XTO Energy Inc.                COM              98385X106     6444   125459 SH       SOLE                   125459
Yadkin Valley Bk & TR Co Elkin COM              984314104      503    32937 SH       SOLE                    32937